Other Accounts Receivable	12 Months Ended
Dec. 31, 2025
Other Accounts Receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2025	2024
Government authorities	$89	$78
Other receivables	97	449
Prepaid expenses	88	350
Receivables in respect of downpayment on merger	-	187
Related party	15	15

	$289	$1,079